Derivative and Hedging Instruments - Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [Line Items]
Derivative assets	$ 13,703,000,000	$ 15,569,000,000
Derivative liabilities	7,803,000,000	7,822,000,000
Remaining term to maturity (notional amounts)	414,734,000,000	336,773,000,000
Credit risk equivalent	10,933,000,000	12,262,000,000
Risk- weighted amount	1,505,000,000	1,457,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	13,703,000,000	15,569,000,000
Derivative liabilities	7,803,000,000	7,822,000,000
Fair value, net	5,900,000,000	7,747,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	352,462,000,000	285,787,000,000
Credit risk equivalent	5,936,000,000	7,344,000,000
Risk- weighted amount	882,000,000	905,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	12,799,000,000	14,839,000,000
Derivative liabilities	6,699,000,000	7,111,000,000
Fair value, net	6,100,000,000	7,728,000,000
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	147,880,000,000	138,714,000,000
Credit risk equivalent	5,301,000,000	6,588,000,000
Risk- weighted amount	787,000,000	809,000,000
Interest rate swaps [Member] | OTC swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	11,750,000,000	13,379,000,000
Derivative liabilities	6,477,000,000	6,867,000,000
Fair value, net	5,273,000,000	6,512,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	153,343,000,000	108,104,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	95,000,000	245,000,000
Derivative liabilities	96,000,000	206,000,000
Fair value, net	(1,000,000)	39,000,000
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	25,206,000,000	17,325,000,000
Credit risk equivalent	259,000,000	285,000,000
Risk- weighted amount	37,000,000	35,000,000
Interest rate swaps [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	637,000,000	903,000,000
Derivative liabilities	126,000,000	38,000,000
Fair value, net	511,000,000	865,000,000
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,297,000,000	11,551,000,000
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,736,000,000	10,093,000,000
Credit risk equivalent	376,000,000	471,000,000
Risk- weighted amount	58,000,000	61,000,000
Interest rate swaps [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	317,000,000	312,000,000
Fair value, net	317,000,000	312,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,986,000,000	3,181,000,000
Credit risk equivalent	108,000,000	101,000,000
Risk- weighted amount	13,000,000	12,000,000
Foreign exchange [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	54,000,000	12,000,000
Derivative liabilities	106,000,000	31,000,000
Fair value, net	(52,000,000)	(19,000,000)
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,052,000,000	3,157,000,000
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	25,081,000,000	18,162,000,000
Credit risk equivalent	2,309,000,000	1,874,000,000
Risk- weighted amount	256,000,000	200,000,000
Foreign exchange [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	807,000,000	510,000,000
Derivative liabilities	1,736,000,000	1,483,000,000
Fair value, net	(929,000,000)	(973,000,000)
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	652,000,000	606,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	10,000,000	14,000,000
Fair value, net	10,000,000	14,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,908,000,000	12,158,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	12,723,000,000	10,941,000,000
Credit risk equivalent	2,277,000,000	2,606,000,000
Risk- weighted amount	316,000,000	305,000,000
Equity contracts [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	621,000,000	769,000,000
Derivative liabilities	118,000,000	10,000,000
Fair value, net	503,000,000	759,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,870,000,000	2,781,000,000
Credit risk equivalent	303,000,000	337,000,000
Risk- weighted amount	38,000,000	35,000,000
Equity contracts [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	29,000,000	60,000,000
Derivative liabilities	57,000,000	14,000,000
Fair value, net	(28,000,000)	46,000,000
Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	414,734,000,000	336,773,000,000
Credit risk equivalent	10,933,000,000	12,262,000,000
Risk- weighted amount	1,505,000,000	1,457,000,000
Financial Instruments [member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	14,320,000,000	16,204,000,000
Derivative liabilities	8,716,000,000	8,649,000,000
Fair value, net	5,604,000,000	7,555,000,000
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	617,000,000	635,000,000
Derivative liabilities	913,000,000	827,000,000
Fair value, net	(296,000,000)	(192,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	649,000,000	605,000,000
Derivative liabilities	359,000,000	224,000,000
Remaining term to maturity (notional amounts)	65,862,000,000	53,882,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	34,939,000,000	27,179,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,495,000,000	7,161,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,723,000,000	1,615,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,258,000,000	6,036,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,297,000,000	11,551,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,166,000,000	816,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,926,000,000	3,046,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,052,000,000	3,157,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,024,000,000	999,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	143,000,000	38,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,908,000,000	12,158,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,142,000,000	4,693,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,728,000,000	2,612,000,000
Less than 1 year [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	65,862,000,000	53,882,000,000
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	671,000,000	822,000,000
Derivative liabilities	229,000,000	149,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	795,000,000	889,000,000
Derivative liabilities	227,000,000	168,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	11,588,000,000	13,253,000,000
Derivative liabilities	6,988,000,000	7,281,000,000
Remaining term to maturity (notional amounts)	277,310,000,000	224,851,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	259,534,000,000	212,069,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	121,817,000,000	112,412,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	131,480,000,000	93,561,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	648,000,000	675,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	5,589,000,000	5,421,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,776,000,000	12,682,000,000
Over 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		100,000,000
Over 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	277,310,000,000	224,851,000,000
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	71,562,000,000	58,040,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	57,989,000,000	46,539,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	22,568,000,000	19,141,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	16,140,000,000	12,928,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,300,000,000	10,614,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,981,000,000	3,856,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	60,000,000	135,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,281,000,000	4,481,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	509,000,000	568,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,581,000,000	6,148,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	142,000,000	169,000,000
1 to 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	$ 71,562,000,000	$ 58,040,000,000